World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2014

Dates Covered
Collections Period	12/01/14 - 12/31/14
Interest Accrual Period	12/15/14 - 01/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/14	648,940,522.73	35,628
Yield Supplement Overcollateralization Amount at 11/30/14	13,561,271.33	0
Receivables Balance at 11/30/14	662,501,794.06	35,628
Principal Payments	24,090,831.46	1,577
Defaulted Receivables	1,166,273.92	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/14	12,892,836.20	0
Pool Balance at 12/31/14	624,351,852.48	34,001

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	71.72%

Prepayment ABS Speed	1.70%

Overcollateralization Target Amount	28,095,833.36
Actual Overcollateralization	28,095,833.36

Weighted Average APR	3.87%
Weighted Average APR, Yield Adjusted	4.87%
Weighted Average Remaining Term	55.01

Delinquent Receivables:
Past Due 31-60 days	7,727,257.61	422
Past Due 61-90 days	1,917,049.12	94
Past Due 91 + days	489,368.50	30
Total	10,133,675.23	546

Total 31+ Delinquent as % Ending Pool Balance	1.62%

Recoveries	645,276.36

Aggregate Net Losses/(Gains) - December 2014	520,997.56
Current Net Loss Ratio (Annualized)	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Flow of Funds	$ Amount

Collections	26,918,176.67
Advances	(1,193.90)
Investment Earnings on Cash Accounts	992.60
Servicing Fee	(552,084.83)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	26,365,890.54

Distributions of Available Funds
(1) Class A Interest	418,727.61
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,482,180.09
(7) Distribution to Certificateholders	2,438,267.84
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,365,890.54

Servicing Fee	552,084.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 12/15/14	619,738,199.21
Principal Paid	23,482,180.09
Note Balance @ 01/15/15	596,256,019.12

Class A-1
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-2
Note Balance @ 12/15/14	242,588,199.21
Principal Paid	23,482,180.09
Note Balance @ 01/15/15	219,106,019.12
Note Factor @ 01/15/15	85.2552604%

Class A-3
Note Balance @ 12/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	257,000,000.00
Note Factor @ 01/15/15	100.0000000%

Class A-4
Note Balance @ 12/15/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	102,340,000.00
Note Factor @ 01/15/15	100.0000000%

Class B
Note Balance @ 12/15/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	17,810,000.00
Note Factor @ 01/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	445,442.61
Total Principal Paid	23,482,180.09
Total Paid	23,927,622.70

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	86,927.44
Principal Paid	23,482,180.09
Total Paid to A-2 Holders	23,569,107.53

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5245747
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6537480
Total Distribution Amount	28.1783227

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3382391
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	91.3703505
Total A-2 Distribution Amount	91.7085896

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/14	94,566.82
Balance as of 12/31/14	93,372.92
Change	(1,193.90)

Reserve Account
Balance as of 12/15/14	2,171,744.40
Investment Earnings	81.95
Investment Earnings Paid	(81.95)
Deposit/(Withdrawal)	-
Balance as of 01/15/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40